Note 2 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Disaggregation of Revenue [Table Text Block]
Noninterest Income	2018	2017
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$798	$790
ATM banking fees	867	739
Service charges and other fees	249	346
Investment securities gains on sale, net (a)	-	886
Loss on equity securities (a)	(9)	-
Earnings on bank-owned life insurance (a)	428	431
Gain on sale of loans (a)	231	826
Other income	1,164	841
Total noninterest income	$3,728	$4,859